SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [line items]
Disclosure of detailed information about movement in issued and outstanding capital [Table Text Block]
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Number of Shares	Net Proceeds	Number of Shares	Net Proceeds
ATM program(1)(2)(3)	13,919,634	$92,092	11,869,145	$113,395

(1) The Company files prospectus supplements to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time- to-time, sell common shares of the Company. The sale of common shares is to be made through "at-the-market distributions" ("ATM"), as defined in the Canadian Securities Administrators' National Instrument 44-102 Shelf Distributions, directly on the New York Stock Exchange. For the year ended December 31, 2022, the Company sold 11,869,145 common shares of the Company under the 2021 ATM program at an average price of $9.80 per common share for gross proceeds of $116.3 million, or net proceeds of $113.4 million. At December 31, 2022, the Company incurred $2.9 million in transaction costs in relation to the ATM.

(2) During the year ended December 31, 2023, the Company sold 1,719,634 (2022 - nil) common shares of the Company under the 2022 ATM program at an average price of $8.75 per common share (2022 - $nil) for gross proceeds of $15.0 million (2022 - $nil), or net proceeds of $14.4 million (2022 - $nil). At December 31, 2023, the Company incurred $0.6 million (2022 - $nil) in transaction costs in relation to the 2022 ATM.

(3) During the year ended December 31, 2023, the Company sold 12,200,000 (2022 - nil) common shares of the Company under the 2023 ATM program at an average price of $6.51 per common share (2022 - $nil) for gross proceeds of $79.5 million (2022 - $nil), or net proceeds of $77.7 million (2022 - $nil). At December 31, 2023, the Company incurred $1.8 million (2022 - $nil) in transaction costs in relation to the ATM.

Disclosure of detailed information about range of exercise prices of outstanding share options [Table Text Block]
	Options Outstanding			Options Exercisable
Exercise prices (CAD$)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)
5.01 - 10.00	2,595,193	8.43	6.93	1,370,545	8.69	4.84
10.01 - 15.00	3,304,827	12.82	7.93	1,651,640	13.41	7.23
15.01 - 20.00	997,732	16.42	6.85	781,332	16.35	6.68
20.01 - 250.00	468,500	21.61	7.42	430,100	21.60	7.42
	7,366,252	12.32	7.40	4,233,617	13.26	6.37

Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]
	Year Ended December 31, 2023		Year EndedDecember 31, 2022
	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Number of Options	Weighted Average Exercise Price (CAD $/Share)
Balance, beginning of the year	7,275,744	13.19	5,638,383	13.29
Granted	1,881,297	9.15	3,107,500	12.96
Exercised	(337,500)	8.42	(609,623)	9.76
Cancelled or expired	(1,453,289)	13.51	(860,516)	15.44
Balance, end of the year	7,366,252	12.32	7,275,744	13.19

Disclosure of detailed information about options valuation assumptions [Table Text Block]
Assumption	Based on	Year Ended December 31, 2023	Year Ended December 31, 2022
Risk-free interest rate (%)	Yield curves on Canadian government zero-coupon bonds with a remaining term equal to the stock options’ expected life	3.80	2.16
Expected life (years)	Weighted average life of previously transacted awards	4.06	5.91
Expected volatility (%)	Historical volatility of the Company's stock	59.05	49.00
Expected dividend yield (%)	Annualized dividend rate as of the date of grant	0.35%	1.64%

Disclosure of detailed information about dividend [Table Text Block]
Declaration Date	Record Date	Dividend per Common Share
February 23, 2023	March 10, 2023	$0.0054
May 4, 2023	May 18, 2023	$0.0057
August 3, 2023	August 16, 2023	$0.0051
November 1, 2023	November 15, 2023	$0.0046
February 21, 2024(1)	March 14, 2024	$0.0048

(1) These dividends were declared subsequent to the period end and have not been recognized as distributions to owners during the period presented.

Restricted share units [Member]
Disclosure of classes of share capital [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year Ended December 31, 2023		Year Ended December 31, 2022
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	shares	(CAD$)	shares	(CAD$)
Outstanding, beginning of the year	652,339	14.35	400,549	16.77
Granted	768,066	10.90	498,740	13.18
Settled	(273,515)	14.74	(159,016)	16.57
Forfeited	(266,001)	12.05	(87,934)	14.74
Outstanding, end of the year	880,889	11.92	652,339	14.35

Performance share units [Member]
Disclosure of classes of share capital [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year Ended December 31, 2023		Year Ended December 31, 2022
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	shares	(CAD$)	shares	(CAD$)
Outstanding, beginning of the period	474,654	14.82	275,516	16.58
Granted	384,653	11.12	268,955	13.21
Settled	(38,087)	15.47	-	-
Forfeited	(196,252)	13.69	(69,817)	15.55
Outstanding, end of the period	624,968	12.86	474,654	14.82

Deferred share units [Member]
Disclosure of classes of share capital [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year Ended December 31, 2023		Year Ended December 31, 2022
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	shares	(CAD$)	shares	(CAD$)
Outstanding, beginning of the year	50,601	15.83	25,185	18.31
Granted	-	-	37,312	14.07
Settled	-	-	(11,896)	15.55
Outstanding, end of the year	50,601	15.83	50,601	15.83